Earnings per share (“EPS”)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings per share (“EPS”)
11.	Earnings per share (“EPS”):

	Three months ended September 30, 2017			Three months ended September 30, 2016
	Earnings (numerator)	Shares (denominator)	Per share amount	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings (loss)	$48,377			$(184,034)
Less preferred share dividends:
Series C	—			—
Series D	(2,475)			(2,475)
Series E	(2,768)			(2,769)
Series F	(2,433)			(2,433)
Series G	(3,998)			(3,014)
Series H	(4,430)			(2,412)
Basic EPS:
Earnings (loss) attributable to common shareholders	$32,273	121,752,000	$0.27	$(197,137)	106,000,000	$(1.86)
Effect of dilutive securities:
Share-based compensation	—	79,000		—
Diluted EPS(1):
Earnings (loss) attributable to common shareholders	$32,273	121,831,000	$0.26	$(197,137)	106,000,000	$(1.86)

	Nine months ended September 30, 2017			Nine months ended September 30, 2016
	Earnings (numerator)	Shares (denominator)	Per share amount	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings (loss)	$116,684			$(140,481)
Less preferred share dividends:
Series C	—			(14,420)
Series D	(7,425)			(7,425)
Series E	(8,308)			(8,307)
Series F	(7,298)			(3,622)
Series G	(11,993)			(3,407)
Series H	(13,289)			(2,412)
Basic EPS:
Earnings (loss) attributable to common shareholders	$68,371	114,201,000	$0.60	$(180,074)	101,763,000	$(1.77)
Effect of dilutive securities:
Share-based compensation	—	59,000		—
Diluted EPS(1):
Earnings (loss) attributable to common shareholders	$68,371	114,260,000	$0.60	$(180,074)	101,763,000	$(1.77)

(1)

Shares of Class A common stock issuable upon the exercise of unexercised share-based compensation awards and or upon conversion of convertible Series F preferred shares are not included in the computation of diluted EPS when their effects are anti-dilutive.